Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities	Other current liabilities consist of the following:

	As of December 31, 2022	As of December 31, 2021
Taxes payable	$54,177	$49,518
Salaries payable	37,927	27,128
Purchase price payable for Best Day Group (1)	3,744	—
Promissory notes issued (3)	15,879	—
Others	2,494	2,368
Total other current liabilities	$114,221	$79,014

Summary of Other Non-current Liabilities
Other non-current liabilities consist of the following:

	As of December 31, 2022	As of December 31, 2021
Taxes payable	$16	$56
Deferred tax liabilities	12,898	9,772
Purchase price payable for Best Day Group (1)	—	9,293
Accrued earnout liability (2)	811	2,924
Promissory notes issued (3)	—	14,323
Purchase price payable for Viajanet acquisition (4)	4,112	—
Others	3,008	2,177
Total other non-current liabilities	$20,845	$38,545
(1)The purchase price for the Best Day acquisition was payable on October 1, 2023. However, we settled certain contingencies which were indemnified by the sellers and accordingly we agreed to apply those payments towards the purchase price.
(2)Correspond to the earnout provision under the Best Day acquisition. See Note 4.
(3)Correspond to legally assumed debt with Best Day prior shareholders. See Note 4.
(4)Correspond to outstanding balance for the Viajanet acquisition payable in June 2024 and June 2025.